Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits

8.  Deposits

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2015:
Less than $100,000	$9,948	$10,091	$30,650	$83,779	$134,468
$100,000 or more	15,919	31,377	31,854	63,556	142,706
At December 31, 2014:
Less than $100,000	$10,988	$7,837	$14,512	$79,782	$113,119
$100,000 or more	11,444	8,290	19,570	59,910	99,214

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2016	2017	2018	2019	2020	Thereafter	Total
Balance maturing	$129,839	$16,729	$45,860	$58,404	$26,286	$56	$277,174

Time deposits with balances of $250 thousand or more totaled $38.6 million and $17.7 million at December 31, 2015 and 2014, respectively.